Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000237259 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237259 [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237259 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237259 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237259 [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237259 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237259 [Member] | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237259 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237259 [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237259 [Member] | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000237259 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000237259 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000237259 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237259 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000237259 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237259 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237259 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237259 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238839 [Member] | Telephone and Data Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238839 [Member] | Crescent Energy Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238839 [Member] | Gulfport Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238839 [Member] | SkyWest, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238839 [Member] | TTM Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238839 [Member] | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | SiriusPoint Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Phinia, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Tegna, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238839 [Member] | Patrick Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000238839 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000238839 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238839 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238839 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238839 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000238839 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000238839 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000238839 [Member] | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238839 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238839 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000238839 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%